Document and Entity Information	Jun. 17, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001336917
Document Type	8-K
Document Period End Date	Jun. 17, 2025
Entity Registrant Name	UNDER ARMOUR, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-33202
Entity Tax Identification Number	52-1990078
Entity Address, Address Line One	101 Performance Drive
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21230
City Area Code	(410)
Local Phone Number	468-2512
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	UAA
Security Exchange Name	NYSE
Common Class C [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class C Common Stock
Trading Symbol	UA
Security Exchange Name	NYSE